Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
18.	Commitments and contingencies

Legal proceedings

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. We are not presently a party to any legal proceedings that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operation, financial condition or cash flows.

Other lease commitments

In September 2021, the Company entered into a lease agreement for office and laboratory, and the lease is expected to commence in 2022. In addition, the Company is committed to pay $762 for improvements to the leased property on behalf of the lessor.

The following table summarizes the future minimum payments under the operating leases as of December 31, 2021:

$

Year ending December 31, 2022	76
Year ending December 31, 2023	463
Year ending December 31, 2024	477
Year ending December 31, 2025	491
Year ending December 31, 2026	506
Year ending December 31, 2027 and thereafter	2,085

Total payments	4,098